Other operating costs (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of analysis of expenses by nature and payroll costs

	2023	2022¹	2021
	£m	£m	£m
Depreciation, amortisation and impairment	1,984	1,830	1,485
Payroll costs	1,958	1,794	1,638
Purchases of electricity	2,055	1,280	1,130
Purchases of gas	2,516	1,666	1,250
Property and other taxes	1,302	1,202	1,105
UK Electricity Balancing costs	4,052	3,152	1,875
Other	3,682	3,215	2,456
Other operating costs	17,549	14,139	10,939
Provision for bad and doubtful debts	220	167	325
Total operating costs from continuing operations	17,769	14,306	11,264
Operating costs from continuing operations include:
Inventory consumed	723	436	312
Research and development expenditure	23	11	12
1.Amounts in the year ended 31 March 2022 have been re-presented to disclose other operating income separately from other operating costs.
(a) Payroll costs

	2023	2022	2021
	£m	£m	£m
Wages and salaries[1]	2,971	2,563	2,170
Social security costs	244	201	156
Defined contribution scheme costs	98	81	67
Defined benefit pension costs	121	185	126
Share-based payments	46	38	23
Severance costs (excluding pension costs)	3	5	9
	3,483	3,073	2,551
Less: payroll costs capitalised	(1,525)	(1,279)	(913)
Total payroll costs from continuing operations	1,958	1,794	1,638
1.Included within wages and salaries are US other post-retirement benefit costs of £37 million (2022: £39 million; 2021: £43 million). For further information refer to note 25.

Schedule of additional information about employee, key management personnel and auditors' remuneration
(b) Number of employees

	31 March 2023	Monthly average 2023	31 March 2022	Monthly average 2022	31 March 2021	Monthly average 2021
UK	12,572	12,024	11,960	11,393	4,468	4,333
US	16,878	16,539	17,332	17,314	17,026	16,821
Total number of employees (continuing operations)	29,450	28,563	29,292	28,707	21,494	21,154
4. Other operating costs continued
(c) Key management compensation

	2023	2022	2021
	£m	£m	£m
Short-term employee benefits	7	7	7
Compensation for loss of office	—	—	—
Post-employment benefits	—	1	1
Share-based payments	6	5	4
Total key management compensation	13	13	12
Auditors’ remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2023	2022	2021
	£m	£m	£m
Audit fees payable to the Parent Company’s auditor and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements[1]	2.9	2.7	2.5
The auditing of accounts of any associate of the Company	9.0	8.9	8.1
Other services supplied[2]	7.4	7.3	6.4
	19.3	18.9	17.0
Total other services[3]
All other fees:
Other assurance services[4]	1.4	0.9	0.8
Other non-audit services not covered above[5]	0.2	0.1	2.0
	1.6	1.0	2.8
Total auditor’s remuneration	20.9	19.9	19.8
1.Audit fees in each year represent fees for the audit of the Company’s financial statements for the years ended 31 March 2023, 2022 and 2021.
2.Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditor. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley Act), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2022, 2021 and 2020 respectively.
3.There were no tax compliance or tax advisory fees and no audit-related fees as described in Item 16C(b) of Form 20-F.
4.In all years, principally relates to assurance services provided in relation to comfort letters for debt issuances and, in 2021, also includes amounts related to capacity market auction monitoring services.
5.For 2021, includes the class 1 Circular in respect of the acquisition of NGED.